Depreciation, amortization, shipping and handling expenses - Summary of Finance Costs (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Profit or loss [abstract]
Bank term loans	¥ 82,109	$ 12,987	¥ 95,357	¥ 76,721
Bills discounting	27,864	4,408	49,738	47,212
Bank charges	4,136	654	3,877	4,945
Interest on lease liabilities (Note 17)	1,819	288	2,198	2,918
Finance costs	¥ 115,928	$ 18,337	¥ 151,170	¥ 131,796